NICHOLAS LIMITED EDITION, INC.
                                                  August 29, 2000
Report to Fellow Shareholders:

     During the first half of 2000, the speculative market bubble of 1999 and early 2000 burst from over-expansion. Many speculative small company stocks, which had returns the magnitude of which have not been seen in recent history, corrected more than 50% between early March and late May. In fact, the tech-heavy NASDAQ corrected 37.32% from peak to trough while the Russell 2000 Growth Index corrected 35.11% during that same time. Many of the dot.coms, which were all the rage last year, have been declaring bankruptcy. Despite the fact that the Russell 2000 Index ran up 20.29% from year-end to March 9th before correcting, Nicholas Limited Edition managed a 7.17% return vs. 3.04% for the Russell 2000 for the six months ended June 30, 2000.

     The overall market remains tumultuous as we digest the big gains in technology and biotech over the past year and wait to see what impact the Fed's interest rate increases will have on the economy.

     Returns for Nicholas Limited Edition and selected indices are provided in the chart below for the periods ended
June 30, 2000.

[CAPTION]

                                            Average Annual Total Return*

                                                             1 Year   3 Year   5 Year   10 Years
Nicholas Limited Edition, Inc. (Distributions Reinvested     3.21%    6.45%    14.30%     13.63%
Russell 2000 Index (Dividends Reinvested)                   14.32%   10.57%    14.27%     13.56%
Russell 2000 Growth Index (Dividends Reinvested)            28.39%   16.32%    15.80%     13.26%
Russell 2000 Value Index (Dividends Reinvested)             (0.93)%   3.85%    11.70%     13.16%
Standard & Poor's Smallcap 500 Index (Dividends Reinvested)  7.25%   19.66%    23.79%     17.79%
Standard & Poor's Smallcap 600 Index                        14.38%   10.10%    15.40%     13.99%
Consumer Price Index                                         3.67%    2.41%     2.47%      2.86%
Ending value of $10,000 invested in Nicholas Limited
Edition, Inc.(Distributions Reinvested)                    $10,321  $12,063    $19,508    $35,886

     Last year and early into 2000, money was flowing out of value stocks pushing them lower and flowing into growth stocks driving them to unprecedented high levels. We have provided the returns of the Russell
2000 Value Index vs. the Russell 2000 Growth Index to show the disparate effect the speculative market has had on these indices. Recently the value approach has been far inferior to the growth approach due to the tech and biotech speculation of last year and the value stock selloff. Today's market is one of extremes. It is a market where some stocks are at historic high valuations and others at historic lows even within the same market sector. Furthermore, small companies have been underperforming large companies for many years. This is a reflection of large companies becoming more efficient and competitive, thus, making it harder for small companies to compete. This is supported by the S&P 500 returns vs. the Russell 2000 returns over the long-term.

     Limited's performance for the first six months of 2000, relative to the small company benchmark, was driven by the overweighting in healthcare which performed well during the first two quarters. More importantly, our technology position also helped performance due to the less speculative nature of our holdings in this area. The Fund's exposure in the media and entertainment field had a negative influence during the period as did our financial exposure.

     In the first two quarters, we took the opportunity to add to our telecommunication services sector as that area was hit hard during the correction making prices attractive.  This is a deregulating environment, allowing small companies many opportunities, with a growing amount of data and video content.  We also increased our technology exposure.  We focused on companies that supply equipment to the telecommunications, internet infrastructure, and enterprise software markets.  These are growth areas of the economy due to deregulation in the telecommunication sector, the buildout of the internet infrastructures and the focus of companies to
enhance productivity so as to become more competitive.   As of June 30,
2000, the portfolio's major sector weightings are 35% technology; including communication equipment, hardware, software and services, 19% healthcare,
10% financials and 15% consumer goods.

     We feel the market continues to have pockets of speculation and high valuations, yet also contains many deep values. This seems to be caused by investors paying anything for growth and nothing for value. When, or if, this sentiment will change we cannot predict. We are trying to achieve a balance between growth and value. We think this balance will allow the Fund to achieve a reasonable return at the appropriate risk level.

     Thank you for your continued support.

                                   Sincerely,

                                   David O. Nicholas


* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.


Financial Highlights
(For a share outstanding throughout each period)
------------------------------------------------------------------------



                                              Six Months
                                          Ended 06/30/2000
                                             (unaudited)                   Year ended December 31,
                                            -------------    ----------------------------------------------------
                                                              1999       1998       1997        1996        1995
                                                              ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD           $22.61        $24.20     $25.07     $20.74      $19.22      $17.09
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                (.01)          .05        .01        .00(1)      .01         .08
     Net gains (losses) on securities
        (realized and unrealized)                1.63         (1.05)       .38       6.82        4.14        5.07
                                               ------        ------     ------     ------      ------      ------
          Total from investment operations       1.62         (1.00)       .39       6.82        4.15        5.15
                                               ------        ------     ------     ------      ------      ------

     LESS DISTRIBUTIONS:
     From net investment income                    --          (.05)      (.01)      (.00)(1)    (.01)       (.08)
     From capital gains                            --          (.54)     (1.25)     (2.49)      (2.62)      (2.94)
     In excess of book realized gains              --            --       (.00)(2)     --          --          --
                                               ------        ------     ------     ------      ------      ------
          Total distributions                      --          (.59)     (1.26)     (2.49)      (2.63)      (3.02)
                                               ------        ------     ------     ------      ------      ------

NET ASSET VALUE, END OF PERIOD                 $24.23        $22.61     $24.20     $25.07      $20.74      $19.22
                                               ------        ------     ------     ------      ------      ------
                                               ------        ------     ------     ------      ------      ------

TOTAL RETURN                                    7.17%(3)     (4.09)%     1.67%     33.02%      21.81%      30.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $255.6        $278.8     $367.2     $328.0      $232.8      $169.6
Ratio of expenses to average net assets          .88%(4)       .87%       .85%       .86%        .86%        .90%
Ratio of net investment income
  to average net assets                         (.14)%(4)      .21%       .06%       .01%        .06%        .38%
Portfolio turnover rate                        77.98%(4)     36.01%     30.06%     37.05%      32.31%      35.77%


(1)  The amount rounds to $0.00, actual amount $0.0029.
(2)  The amount rounds to $(0.00), actual amount $(0.0020).
(3)  Not annualized.
(4)  Annualized.



     The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
June 30, 2000 (unaudited)
-----------------------------------------------------------------------

[CAPTION]

                                                Percentage
Name                                           of Net Assets
----                                           -------------
Renal Care Group, Inc. .......................     4.65%
Plantronics, Inc. ............................     3.62%
ChoicePoint Inc. .............................     3.44%
Shire Pharmaceuticals Group PLC ..............     2.74%
Brown & Brown, Inc. ..........................     2.65%
CONMED Corporation ...........................     2.63%
TESSCO Technologies Incorporated .............     2.60%
NOVA Corporation .............................     2.30%
Concord EFS, Inc. ............................     2.25%
Emmis Communications Corporation .............     2.18%
                                                  ------
Total of top ten .............................    29.06%
                                                  ------
                                                  ------

Schedule of Investments
June 30, 2000 (unaudited)
-----------------------------------------------------------
[CAPTION]

  Shares or                                                          Quoted
  Principal                                                          Market
   Amount                                                            Value
------------                                                    -------------
                                                                 (Note 1 (a))

 COMMON STOCKS - 90.47%
             Communication Services -- 5.73%
     52,000  AirGate PCS, Inc. * ..............................  $  2,733,250
    165,000  Alamosa PCS Holdings, Inc. * .....................     3,444,375
    220,000  Global TeleSystems, Inc. * .......................     2,653,750
    160,000  ITC/\DeltaCom, Inc. * ............................     3,570,000
     35,000  Time Warner Telecom Inc. * .......................     2,253,125
                                                                 ------------
                                                                   14,654,500
                                                                 ------------

             Consumer Cyclicals - Retail -- 3.35%
     80,000  Fastenal Company .................................     4,050,000
    325,000  O'Reilly Automotive, Inc. * ......................     4,509,375
                                                                 ------------
                                                                    8,559,375
                                                                 ------------

             Consumer Cyclicals - Services --  5.65%
    197,531  ChoicePoint Inc. * ...............................     8,790,129
    107,150  G & K Services, Inc. - Class A ...................     2,685,447
    167,222  Interim Services Inc. * ..........................     2,968,191
                                                                 ------------
                                                                   14,443,767
                                                                 ------------

             Consumer Staples -
              Media & Entertainment -- 8.99%
    134,800  Emmis Communications Corporation * ...............     5,577,350
     72,000  Entercom Communications Corp. * ..................     3,510,000
     95,000  go.com * .........................................     1,134,062
     36,810  International Speedway
              Corporation - Class A ...........................     1,523,014
    100,000  International Speedway
              Corporation - Class B ...........................     4,150,000
    125,000  NBC Internet, Inc. * .............................     1,562,500
     35,000  Radio One, Inc. - Class A * ......................     1,034,688
     70,000  Radio One, Inc. - Class D * ......................     1,544,375
    315,500  Salem Communications Corporation * ...............     2,928,250
                                                                 ------------
                                                                   22,964,239
                                                                 ------------

             Financial - Banks &
              Diversified Financials -- 6.27%
     99,750  Commerce Bancorp, Inc. ...........................     4,588,500
    206,500  Community First Bankshares, Inc. .................     3,368,531
    315,000  Medallion Financial Corp. ........................     4,862,813
    221,580  National City Bancorporation .....................     3,212,910
                                                                 ------------
                                                                   16,032,754
                                                                 ------------

             Financial - Insurance -- 4.00%
    130,000  Brown & Brown, Inc. ..............................     6,760,000
    130,000  Protective Life Corporation ......................     3,461,250
                                                                 ------------
                                                                   10,221,250
                                                                 ------------

             Health Care - Products -- 9.62%
    260,000  CONMED Corporation * .............................     6,727,500
     38,400  Forest Laboratories, Inc. * ......................     3,878,400
    135,000  Shire Pharmaceuticals Group PLC * ................     7,003,125
    220,000  Sybron International Corporation * ...............     4,358,750
    263,200  Thermedics Inc. * ................................     2,615,550
                                                                 ------------
                                                                   24,583,325
                                                                 ------------

             Health Care - Services -- 9.14%
    200,000  Health Management
              Associates, Inc. - Class A * ....................     2,612,500
    447,589  PSS World Medical, Inc. * ........................     3,007,261
     58,750  Patterson Dental Company * .......................     2,996,250
    486,250  Renal Care Group, Inc. * .........................    11,890,320
    530,250  Res-Care, Inc. * .................................     2,850,094
                                                                 ------------
                                                                   23,356,425
                                                                 ------------

             Technology - Communication
              Equipment -- 2.53%
     40,000  Adaptive Broadband Corporation * .................     1,470,000
     20,000  Digital Lightwave, Inc. * ........................     2,011,250
     45,000  REMEC, Inc. * ....................................     1,884,375
     35,000  Telaxis Communications Corporation * .............     1,093,750
                                                                 ------------
                                                                    6,459,375
                                                                 ------------

             Technology - Hardware -- 9.77%
     30,000  Alteon WebSystems, Inc. * ........................     3,001,875
    160,000  Artesyn Technologies, Inc. * .....................     4,450,000
     35,000  August Technology Corporation * ..................       575,312
     50,000  Brooks Automation, Inc. * ........................     3,196,875
     80,000  Plantronics, Inc. * ..............................     9,240,000
     95,000  Xircom, Inc. * ...................................     4,512,500
                                                                 ------------
                                                                   24,976,562
                                                                 ------------

             Technology - Services -- 15.24%
    140,800  Asia Satellite Telecommunications
              Holdings Limited ................................     4,822,400
    155,000  Braun Consulting, Inc. * .........................     3,274,375
    221,250  Concord EFS, Inc. * ..............................     5,752,500
     30,000  Diamond Technology Partners Incorporated * .......     2,640,000
     97,000  Inforte Corp. * ..................................     3,492,000
    123,000  Keane, Inc. * ....................................     2,659,875
    450,000  Loral Space & Communications Ltd. * ..............     3,121,875
    210,000  NOVA Corporation * ...............................     5,866,875
      7,500  StorageNetworks, Inc. * ..........................       676,875
    237,000  TESSCO Technologies Incorporated * + .............     6,636,000
                                                                 ------------
                                                                   38,942,775
                                                                 ------------

             Technology - Software -- 7.57%
     68,000  Concord Communications, Inc. * ...................     2,711,500
     83,500  MatrixOne, Inc. * ................................     3,392,187
     90,000  OTG Software, Inc. * .............................     2,570,625
     55,000  OpenTV Corp. * ...................................     2,468,125
    165,000  SunGard Data Systems Inc. * ......................     5,115,000
     80,000  WebTrends Corporation * ..........................     3,095,000
                                                                 ------------
                                                                   19,352,437
                                                                 ------------

             Transportation -- 2.61%
     65,000  C. H. Robinson Worldwide, Inc. ...................     3,217,500
    237,250  Knight Transportation, Inc. * ....................     3,454,953
                                                                 ------------
                                                                    6,672,453
                                                                 ------------
                    TOTAL COMMON STOCKS
                     (cost $185,480,077) ......................   231,219,237
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.99%
             Commercial Paper - 6.46%
 $2,250,000  WICOR Industries, Inc.
              6.75%, due July 5, 2000 .........................     2,249,156
  3,000,000  Fiserv, Inc.
              6.95%, due July 7, 2000 .........................     2,997,684
  1,500,000  WICOR Industries, Inc.
              6.95%, due July 11, 2000 ........................     1,497,683
  4,000,000  Fiserv, Inc.
              6.80%, due July 17, 2000 ........................     3,989,422
  3,000,000  Banta Corporation
              6.80%, due July 20, 2000 ........................     2,990,367
  2,800,000  Banta Corporation
              6.80%, due July 26, 2000 ........................     2,787,836
                                                                 ------------
                                                                   16,512,148
                                                                 ------------

             Variable Rate Demand Notes -- 2.53%
  6,451,926  Firstar Bank U.S.A., N.A.
              6.34%, due July 3, 2000 .........................     6,451,926
                                                                 ------------
                    TOTAL SHORT-TERM INVESTMENTS
                     (cost $22,925,678) ......................     22,964,074
                                                                 ------------
                    TOTAL INVESTMENTS
                     (cost $208,405,755) -- 99.46% ...........    254,183,311
                                                                 ------------

                    OTHER ASSETS,
                     NET OF LIABILITIES -- 0.54% .............      1,387,984
                                                                 ------------

                    TOTAL NET ASSETS
                     (Basis of percentages
                      disclosed above) -- 100% ...............   $255,571,295
                                                                 ------------
                                                                 ------------



     * Nondividend paying security.
     + This company is affiliated with the Fund as defined in
       Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)



   The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2000 (unaudited)
--------------------------------------------------------------

ASSETS:
       Investments in securities at market value (Note 1 (a)) --
             Nonaffiliated issuers (cost $203,682,005) - see
             accompanying schedule of investments...............  $247,547,311
             Affiliated issuers (cost $4,723,750) - see
             accompanying schedule of investments (Note 5)......     6,636,000
                                                                  ------------
                   Total investments............................   254,183,311
                                                                  ------------

       Receivables --
             Investment securities sold.........................     2,026,962
             Dividends and interest.............................        90,838
                                                                  ------------
                   Total receivables............................     2,117,800
                                                                  ------------
                   Total assets.................................   256,301,111
                                                                  ------------

LIABILITIES:
       Payables --
             Investment securities purchased....................       442,250
             Management fee (Note 2)............................       165,714
             Other payables and accrued expenses................       121,852
                                                                  ------------
                   Total liabilities............................       729,816
                                                                  ------------
                   Total net assets.............................  $255,571,295
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
       Fund shares issued and outstanding.......................  $156,226,291
       Net unrealized appreciation on investments (Note 3)......    45,739,160
       Accumulated undistributed net realized gains on investments  53,776,976
       Accumulated undistributed net investment loss............      (171,132)
                                                                  ------------
                                                                  $255,571,295
                                                                  ------------
                                                                  ------------

NET ASSET VALUE PER SHARE ($.01 par value, 20,000,000 shares authorized), offering price and redemption price ($255,571,295./.10,546,835) shares
  outstanding)..................................................        $24.23
                                                                        ------
                                                                        ------



   The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2000 (unaudited)
-------------------------------------------------------------

INCOME:
       Dividends.................................................. $   545,561
       Interest...................................................     407,272
                                                                   -----------
                                                                       952,833
                                                                   -----------

EXPENSES:
       Management fee (Note 2)....................................     957,726
       Transfer agent fees........................................      83,609
       Registration fees..........................................      24,854
       Legal fees.................................................      21,509
       Postage and mailing........................................      12,298
       Printing...................................................      11,917
       Audit and tax consulting fees..............................       6,750
       Custodian fees.............................................       6,269
       Telephone..................................................       1,890
       Directors' fees............................................         500
       Other operating expenses...................................       3,115
                                                                   -----------
                                                                     1,130,437
                                                                   -----------
             Net investment loss..................................    (177,604)
                                                                   -----------

NET REALIZED GAINS ON INVESTMENTS
      Nonaffiliatted issuers .....................................  48,147,691
      Affiliated issuers (Note 5) ................................     (85,016)
                                                                   -----------
                                                                    48,062,675
                                                                   -----------

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ........... (30,109,270)
                                                                   -----------
             Net realized and unrealized gain on investments......  17,953,405
                                                                   -----------
             Net increase in net assets resulting from operations. $17,775,801
                                                                   -----------
                                                                   -----------


   The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
---------------------------------------------------------------------
[CAPTION]

                                                                                     2000            1999
                                                                                 -----------    ------------
OPERATIONS:
    Net investment income (loss)............................................... $   (177,604)   $    655,698
    Net realized gains on investments..........................................   48,062,675      13,362,496
    Net increase (decrease) in unrealized appreciation on investments..........  (30,109,270)    (31,899,463)
                                                                                ------------    ------------
         Net increase (decrease) in net assets resulting from operations.......   17,775,801     (17,881,269)
                                                                                ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income ($0.0538 per share in 1999).......           --        (649,226)
    Distributions from net realized gains on investment transactions
      ($0.5439 per share in 1999)..............................................           --      (6,563,457)
                                                                                ------------    ------------
         Total distributions...................................................           --      (7,212,683)
                                                                                ------------    ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (2,321,523 and 3,704,511 shares, respectively).   53,313,335      83,315,928
    Reinvestment of distributions (290,709 shares in 1999).....................           --       6,543,850
    Cost of shares redeemed (4,106,868 and 6,834,229 shares, respectively).....  (94,314,201)   (153,160,855)
                                                                                ------------    ------------
         Increase (decrease) in net assets derived
           from capital share transactions.....................................  (41,000,866)    (63,301,077)
                                                                                ------------    ------------
         Total increase (decrease) in net assets...............................  (23,225,065)    (88,395,029)
                                                                                ------------    ------------

NET ASSETS:
    Beginning of the period .................................................    278,796,360     367,191,389
                                                                                ------------    ------------
    End of the period (including undistributed net investment
     net investment income (loss) of $(171,132) and $6,472, respectively)...... $255,571,295    $278,796,360
                                                                                ------------    ------------
                                                                                ------------    ------------


    The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
--------------------------------------------------------------------
[CAPTION]

                                                          Net Investment                    Dollar       Growth of
                                               Net           Income       Capital Gain     Weighted      an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   -------------   -------------   -------------- -------------

May 18, 1987 *.............................    $10.00      $  --          $   --              --           $10,000
December 31, 1987 .........................      9.15       .0900             --            13.9 times       9,242
December 31, 1988..........................     11.29       .0969           .2527           14.1            11,762
December 31, 1989..........................     12.49       .1453           .6151           16.3            13,804
December 31, 1990..........................     12.03       .1207           .1213           14.2            13,566
December 31, 1991..........................     16.86       .1228           .2407           21.9            19,429
December 31, 1992..........................     18.77       .0815           .8275           18.8            22,690
December 31, 1993..........................     18.68       .0867          1.6782           20.4            24,738
December 31, 1994..........................     17.09       .1031           .9065           18.3            23,985
December 31, 1995..........................     19.22       .0761          2.9353           25.2            31,223
December 31, 1996..........................     20.74       .0124          2.6151           30.7            38,031
December 31, 1997..........................     25.07       .0029          2.4886           33.0            50,590
December 31, 1998..........................     24.20       .0142          1.2490           30.3            51,436
December 31, 1999..........................     22.61       .0538           .5439           23.4            49,333
June 30, 2000..............................     24.23         --             --             24.6            52,867

    * Date of Initial Public Offering.
   ** Based on latest 12 months accomplished earnings.
  *** Assuming reinvestment of all distributions.

Range in quarter end price/earnings ratios
          High                          Low
-------------------------       --------------------
September 30, 1997   35.5       June 30, 1988   13.3

Notes to Financial Statements
June 30, 2000 (unaudited)
----------------------------------------------------

(1) Summary of Significant Accounting Policies --
        Nicholas Limited Edition, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

        (b) Net realized gains and losses on portfolio securities were computed on the basis of specific identification.

        (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gains on investments and accumulated undistributed net investment income.

        (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
        Aggregate gross unrealized appreciation (depreciation) as of June 30, 2000, based on investment cost for federal tax purposes is as follows:

             Aggregate gross
             unrealized appreciation on investments ............  $ 64,754,466
             Aggregate gross unrealized depreciation
             on investments ....................................   (19,015,306)
                                                                   -----------
                  Net unrealized appreciation ..................  $ 45,739,160
                                                                   -----------
                                                                   -----------

(4) Investment Transactions --
        For the six months ended June 30, 2000, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $94,691,331 and $156,680,981, respectively.

(5) Transactions with Affiliates --
        Following is an analysis of fiscal 2000 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

[CAPTION]

                                                                                                          Amount of
                                                                                                            Capital
                                                                                                        Gain/(Loss)
                                                                                                           Realized
                                                                     Share Activity                         on Sale
                                                  --------------------------------------------------      of Shares
                                                     Balance                               Balance        in Fiscal
               Security Name                         12/31/99    Purchases      Sales      06/30/00            2000
               -------------                         --------    ---------      -----      -------      -----------
        TESSCO Technologies Incorporated ..........   237,000       --           --        237,000         $ --
        Thermo Vision Corporation (a) (b)..........   408,580       --         408,580       ---            (85,016)
                                                                                                           --------
                                                                                                           $(85,016)
                                                                                                           --------
                                                                                                           --------

(a) As of June 30, 2000, the Fund is no longer affiliated with this company.
(b) Thermo Vision Corporation was acquired by Thermo Electron Corporation for cash on January 7, 2000.

There were no dividends from affiliated companies for the period ended June 30, 2000.

                                               Officers and Directors

                                     ALBERT O. NICHOLAS, President and Director

                                    THOMAS J. SAEGER, Executive Vice President,
                                               Secretary and Director

                                            MELVIN L. SCHULTZ, Director

                                     DAVID L. JOHNSON, Executive Vice President

                                      DAVID O. NICHOLAS, Senior Vice President

                                      LYNN S. NICHOLAS, Senior Vice President

                                       JEFFREY T. MAY, Senior Vice President

                                           MARK J. GIESE, Vice President

                                          CANDACE L. LESAK, Vice President

                                            MARY C. GOSEWEHR, Treasurer

                                                 Investment Adviser
                                               NICHOLAS COMPANY, INC.
                                                Milwaukee, Wisconsin
                                            414-272-6133 or 800-227-5987

                                                   Transfer Agent
                                         FIRSTAR MUTUAL FUND SERVICES, LLC
                                                Milwaukee, Wisconsin
                                            414-276-0535 or 800-544-6547

                                                     Custodian
                                       FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                                  Cincinnati, Ohio

                                                      Auditors
                                                ARTHUR ANDERSEN LLP
                                                Milwaukee, Wisconsin

                                                      Counsel
                                           MICHAEL, BEST & FRIEDRICH LLP
                                                Milwaukee, Wisconsin




 This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

NICHOLAS LIMITED EDITION, INC.

SEMIANNUAL REPORT

700 North Water Street
Milwaukee, WIsconsin 53202
www.nicholasfunds.com

June 30, 2000